NATURE AND DESCRIPTION OF THE COMPANY (Details)		12 Months Ended
	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2019 property
Disclosure of detailed information about business combination [Line Items]
Number of plant locations			17
West Fraser Timber Co. Ltd. | Major ordinary share transactions | Norbord, Inc.
Disclosure of detailed information about business combination [Line Items]
Number of shares issued per common share held	0.675
Norbord | Brookfield
Disclosure of detailed information about business combination [Line Items]
Proportion of ownership interest in subsidiary		43.00%
Norbord | Brookfield | Major ordinary share transactions
Disclosure of detailed information about business combination [Line Items]
Proportion of ownership interest in subsidiary	19.00%